Offerings	Dec. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	18,960,810	[1]
Maximum Aggregate Offering Price	$ 674,350,808.56	[2]
Fee Rate	0.01381%
Amount of Registration Fee	$ 93,127.85	[3]
Offering Note
(1)	Represents the estimated maximum number of shares of FirstSun Capital Bancorp (“FirstSun”) common stock, par value $0.0001 per share (“FirstSun common stock”), including shares of FirstSun non-voting common stock, issuable in connection with the merger with First Foundation Inc. (“First Foundation”). This estimate is based on (x) 117,893,498 shares of common stock, par value $0.001 per share (“First Foundation common stock”), of First Foundation outstanding or issuable, or expected to be canceled or exchanged, in connection with the merger, which amount consists of: 82,884,401 shares of First Foundation common stock outstanding; 29,521,000 shares of First Foundation common stock issuable upon conversion of the First Foundation Series A Noncumulative Convertible Preferred Stock, par value $0.001 per share; 3,993,094 shares of First Foundation common stock issuable upon conversion of First Foundation Series C Non-Voting Common Equity Equivalent Stock, par value $0.001 per share, including shares underlying certain warrant agreements; and 1,495,003 shares of First Foundation common stock issuable upon the vesting of restricted stock units and performance stock units granted under the First Foundation Inc. 2024 Equity Incentive Plan; multiplied by (y) the exchange ratio of 0.16083 shares of FirstSun common stock for each share of First Foundation common stock (with shares of FirstSun non-voting common stock to be issued in lieu of FirstSun voting common stock to certain holders as provided in the merger agreement).
(2)	Estimated solely for purposes of calculating the registration fee pursuant to Section 6(b) of the Securities Act of 1933, as amended, and computed in accordance with Rules 457(c) and 457(f) thereunder. The proposed maximum aggregate offering price is calculated as the product of (a) $5.72, the average of the high and low sales prices of First Foundation common stock as reported on the New York Stock Exchange on December 5, 2025, and (b) 117,893,498, the estimated maximum number of shares of First Foundation common stock to be exchanged in the merger.
(3)	Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type
Security Class Title
Amount Registered | shares	(0)
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)

[1]	Represents the estimated maximum number of shares of FirstSun Capital Bancorp (“FirstSun”) common stock, par value $0.0001 per share (“FirstSun common stock”), including shares of FirstSun non-voting common stock, issuable in connection with the merger with First Foundation Inc. (“First Foundation”). This estimate is based on (x) 117,893,498 shares of common stock, par value $0.001 per share (“First Foundation common stock”), of First Foundation outstanding or issuable, or expected to be canceled or exchanged, in connection with the merger, which amount consists of: 82,884,401 shares of First Foundation common stock outstanding; 29,521,000 shares of First Foundation common stock issuable upon conversion of the First Foundation Series A Noncumulative Convertible Preferred Stock, par value $0.001 per share; 3,993,094 shares of First Foundation common stock issuable upon conversion of First Foundation Series C Non-Voting Common Equity Equivalent Stock, par value $0.001 per share, including shares underlying certain warrant agreements; and 1,495,003 shares of First Foundation common stock issuable upon the vesting of restricted stock units and performance stock units granted under the First Foundation Inc. 2024 Equity Incentive Plan; multiplied by (y) the exchange ratio of 0.16083 shares of FirstSun common stock for each share of First Foundation common stock (with shares of FirstSun non-voting common stock to be issued in lieu of FirstSun voting common stock to certain holders as provided in the merger agreement).
[2]	Estimated solely for purposes of calculating the registration fee pursuant to Section 6(b) of the Securities Act of 1933, as amended, and computed in accordance with Rules 457(c) and 457(f) thereunder. The proposed maximum aggregate offering price is calculated as the product of (a) $5.72, the average of the high and low sales prices of First Foundation common stock as reported on the New York Stock Exchange on December 5, 2025, and (b) 117,893,498, the estimated maximum number of shares of First Foundation common stock to be exchanged in the merger.
[3]	Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.